Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Disclosure of summary of significant accounting policies [line items]
Adjustment to deficit recorded	$ 0
Oyu Tolgoi [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of ownership interest in subsidiary		66.00%
Percentage of ownership interest, held by non-controlling interest		34.00%
Percentage of fund provided for mine exploration and development costs of subsidiary		100.00%
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price		30 days
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price		180 days
Warehouse and office facilities power lines and transportation equipment [member] | In accordance with IFRS 16 [member]
Disclosure of summary of significant accounting policies [line items]
Non cancellable operating lease commitments		$ 25,800,000